Provisions - Summary of movements in provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Discount for well plugging and abandonment	$ 2,444	$ 2,546	$ 2,584
Asset retirement obligation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	30,796	23,933
Discount for well plugging and abandonment	2,444	2,546
(Decrease) Increase in the change in capitalized estimates (Note 13)	(713)	2,112
Decrease from transfer of working interest in CASO (Note 29.3.4)	0	(630)
Increase from acquisition of AFBN assets (Note 29.3.10)	0	2,773
Foreign exchange differences	(3)	62
At the end of the period/year	32,524	30,796	23,933
Environmental remediation [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	1,599	1,701
Foreign exchange differences	(1,911)	(1,131)
Increases (Note 10.2)	2,133	1,029
At the end of the period/year	1,821	1,599	1,701
Provisions for contingencies [member]
Disclosure of other provisions [line items]
At the beginning of the period/year	142	359
Foreign exchange differences	(43)	(345)
Increases (Note 10.2)	379	652
Amounts incurred due to utilization	(307)	(524)
At the end of the period/year	$ 171	$ 142	$ 359